Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

August 31, 2020

EPG-QTLY-1020
1.805739.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 16.0%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	57,100	$8,992
Entertainment - 2.1%
Activision Blizzard, Inc.	500,466	41,799
CD Projekt RED SA (a)	147,800	17,598
Electronic Arts, Inc. (a)	188,276	26,259
		85,656
Interactive Media & Services - 13.7%
Alphabet, Inc. Class A (a)	148,748	242,389
Facebook, Inc. Class A (a)	761,831	223,369
Match Group, Inc. (a)	64,444	7,197
Tencent Holdings Ltd.	1,302,883	89,011
Wise Talent Information Technology Co. Ltd. (a)	1,834,800	4,603
Zoominfo Technologies, Inc.	246,400	9,565
		576,134

TOTAL COMMUNICATION SERVICES		670,782

CONSUMER DISCRETIONARY - 13.7%
Automobiles - 1.6%
Ferrari NV	133,975	26,092
Tesla, Inc. (a)	80,000	39,866
XPeng, Inc. ADR (a)	43,200	886
		66,844
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	1,756,044	21,986
Hotels, Restaurants & Leisure - 0.1%
Dalata Hotel Group PLC	451,400	1,476
Household Durables - 1.6%
Blu Investments LLC (b)(c)	12,123,162	21
D.R. Horton, Inc.	531,297	37,919
NVR, Inc. (a)	4,961	20,679
Toll Brothers, Inc. (d)	222,400	9,390
		68,009
Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	340,666	97,781
Amazon.com, Inc. (a)	72,293	249,480
Delivery Hero AG (a)(e)	43,500	4,673
Fiverr International Ltd. (a)	21,282	2,568
Pinduoduo, Inc. ADR (a)	96,856	8,614
The RealReal, Inc. (a)	358,000	5,749
		368,865
Textiles, Apparel & Luxury Goods - 1.1%
Aritzia LP (a)	90,600	1,298
LVMH Moet Hennessy Louis Vuitton SE	74,079	34,789
Prada SpA (a)	2,865,500	11,219
		47,306

TOTAL CONSUMER DISCRETIONARY		574,486

CONSUMER STAPLES - 4.1%
Beverages - 1.8%
Fever-Tree Drinks PLC	574	16
Kweichow Moutai Co. Ltd. (A Shares)	134,329	35,041
Monster Beverage Corp. (a)	456,700	38,299
		73,356
Food & Staples Retailing - 0.2%
Performance Food Group Co. (a)	226,900	8,284
Food Products - 0.1%
The Simply Good Foods Co. (a)	247,508	6,151
Household Products - 1.3%
Energizer Holdings, Inc. (d)	535,514	24,789
Reckitt Benckiser Group PLC	290,613	29,171
		53,960
Personal Products - 0.7%
Herbalife Nutrition Ltd. (a)	611,800	30,070

TOTAL CONSUMER STAPLES		171,821

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	130,164	2,121
Reliance Industries Ltd.	1,883,261	53,490
		55,611
FINANCIALS - 1.2%
Banks - 0.3%
HDFC Bank Ltd.	136,892	2,085
HDFC Bank Ltd. sponsored ADR	247,581	12,280
Metro Bank PLC (a)(d)	48,880	64
		14,429
Capital Markets - 0.9%
CME Group, Inc.	174,149	30,628
JMP Group, Inc.	137,116	336
MSCI, Inc.	6,511	2,430
Tradeweb Markets, Inc. Class A	42,493	2,434
XP, Inc. Class A (a)	31,500	1,556
		37,384

TOTAL FINANCIALS		51,813

HEALTH CARE - 16.2%
Biotechnology - 6.2%
AbbVie, Inc.	564,458	54,058
ACADIA Pharmaceuticals, Inc. (a)	169,000	6,691
Affimed NV (a)	341,485	1,178
Aimmune Therapeutics, Inc. (a)(d)	202,418	6,927
Applied Therapeutics, Inc. (a)	229,800	5,538
Atara Biotherapeutics, Inc. (a)	235,700	3,177
BioNTech SE ADR (a)(d)	152,507	9,341
CRISPR Therapeutics AG (a)(d)	55,300	5,168
Cytokinetics, Inc. (a)	216,083	5,177
Galapagos Genomics NV sponsored ADR (a)	56,600	7,537
Gamida Cell Ltd. (a)	755,868	3,296
Global Blood Therapeutics, Inc. (a)	22,500	1,413
Innovent Biologics, Inc. (a)(e)	623,000	4,139
Insmed, Inc. (a)	732,689	20,655
Neurocrine Biosciences, Inc. (a)	245,700	28,604
Regeneron Pharmaceuticals, Inc. (a)	97,700	60,567
Rubius Therapeutics, Inc. (a)	31,096	150
Sarepta Therapeutics, Inc. (a)	12,700	1,860
Seres Therapeutics, Inc. (a)	78,200	2,072
Vertex Pharmaceuticals, Inc. (a)	110,659	30,887
Viela Bio, Inc.	31,000	1,044
		259,479
Health Care Equipment & Supplies - 3.8%
Axonics Modulation Technologies, Inc. (a)(d)	136,400	5,764
Danaher Corp.	184,797	38,155
Haemonetics Corp. (a)	146,907	13,172
Hologic, Inc. (a)	559,900	33,437
Intuitive Surgical, Inc. (a)	56,591	41,359
Nevro Corp. (a)	50,300	6,918
Penumbra, Inc. (a)	34,886	7,296
Quidel Corp. (a)	75,500	13,285
		159,386
Health Care Providers & Services - 1.2%
Guardant Health, Inc. (a)	20,115	1,921
UnitedHealth Group, Inc.	154,292	48,224
		50,145
Health Care Technology - 1.0%
Inspire Medical Systems, Inc. (a)	129,511	15,470
Schrodinger, Inc.	13,800	834
Simulations Plus, Inc.	7,100	423
Veeva Systems, Inc. Class A (a)	92,803	26,196
		42,923
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	62,996	7,221
Berkeley Lights, Inc. (a)(d)	63,300	4,140
Bio-Rad Laboratories, Inc. Class A (a)	9,100	4,628
Bruker Corp.	319,537	13,427
Charles River Laboratories International, Inc. (a)	49,200	10,772
Codexis, Inc. (a)(d)	345,204	4,764
Fluidigm Corp. (a)	515,700	4,048
Nanostring Technologies, Inc. (a)	168,500	6,821
Thermo Fisher Scientific, Inc.	86,570	37,137
		92,958
Pharmaceuticals - 1.8%
AstraZeneca PLC sponsored ADR	685,230	38,373
Eli Lilly & Co.	236,600	35,109
Reata Pharmaceuticals, Inc. (a)(d)	21,700	2,277
		75,759

TOTAL HEALTH CARE		680,650

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	24,182	12,083
Airlines - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	207,500	16,787
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	105,500	8,870
Commercial Services & Supplies - 0.4%
Cintas Corp.	47,100	15,696
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	159,500	30,302
Industrial Conglomerates - 0.8%
General Electric Co.	2,402,500	15,232
Roper Technologies, Inc.	41,926	17,910
		33,142
Machinery - 0.6%
Ingersoll Rand, Inc. (a)	709,072	24,860
Professional Services - 1.0%
Dun & Bradstreet Holdings, Inc. (a)	130,000	3,297
Equifax, Inc.	236,836	39,852
Upwork, Inc. (a)	7,483	114
		43,263
Road & Rail - 1.1%
Rumo SA (a)	2,028,300	8,367
Uber Technologies, Inc. (a)	1,175,172	39,521
		47,888
Trading Companies & Distributors - 0.1%
Fastenal Co.	42,100	2,057

TOTAL INDUSTRIALS		234,948

INFORMATION TECHNOLOGY - 37.7%
Electronic Equipment & Components - 0.6%
II-VI, Inc. (a)	216,400	9,630
Novanta, Inc. (a)	7,400	793
SYNNEX Corp.	117,300	14,915
		25,338
IT Services - 5.1%
Adyen BV (a)(e)	6,000	10,114
Black Knight, Inc. (a)	292,196	24,574
CACI International, Inc. Class A (a)	19,300	4,520
Edenred SA	1,503	78
MasterCard, Inc. Class A	74,127	26,552
MongoDB, Inc. Class A (a)	88,500	20,691
Okta, Inc. (a)	51,989	11,197
Shopify, Inc. Class A (a)	26,878	28,709
Square, Inc. (a)	236,500	37,736
Visa, Inc. Class A	233,689	49,540
		213,711
Semiconductors & Semiconductor Equipment - 9.7%
ASML Holding NV	86,967	32,541
Enphase Energy, Inc. (a)	124,200	9,592
Lam Research Corp.	12,100	4,070
MediaTek, Inc.	85,000	1,609
Monolithic Power Systems, Inc.	10,200	2,725
NVIDIA Corp.	310,999	166,378
NXP Semiconductors NV	301,336	37,896
Qualcomm, Inc.	896,360	106,756
Semiconductor Manufacturing International Corp. (a)	299,500	946
SiTime Corp.	53,500	3,525
SolarEdge Technologies, Inc. (a)	35,000	7,740
Teradyne, Inc.	138,500	11,768
Universal Display Corp.	127,300	22,341
		407,887
Software - 15.6%
Adobe, Inc. (a)	282,296	144,928
Agora, Inc. ADR (a)(d)	5,200	248
Cloudflare, Inc. (a)	73,954	2,829
Datadog, Inc. Class A (a)	7,677	641
Duck Creek Technologies, Inc. (a)	4,200	164
Elastic NV (a)	3,012	327
FireEye, Inc. (a)	560,400	8,227
Manhattan Associates, Inc. (a)	154,027	14,979
Microsoft Corp.	1,670,932	376,844
NICE Systems Ltd. sponsored ADR (a)	51,200	11,768
Salesforce.com, Inc. (a)	333,090	90,817
		651,772
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	2,001,200	258,235
Samsung Electronics Co. Ltd.	492,790	22,409
		280,644

TOTAL INFORMATION TECHNOLOGY		1,579,352

MATERIALS - 1.0%
Chemicals - 0.8%
Albemarle Corp. U.S.	84,800	7,718
Sherwin-Williams Co.	37,231	24,984
		32,702
Construction Materials - 0.2%
Eagle Materials, Inc.	94,900	7,760

TOTAL MATERIALS		40,462

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	253,039	63,045
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	83,700	4,293

TOTAL REAL ESTATE		67,338

TOTAL COMMON STOCKS
(Cost $2,115,217)		4,127,263

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (a)(b)(c)(f)	951,500	894
Health Care Technology - 0.1%
Vor Biopharma, Inc. (b)(c)	3,438,619	1,788

TOTAL HEALTH CARE		2,682

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	105,425	3
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (b)(c)	76,285	2,098
Series C3 (b)(c)	95,356	2,622
		4,720
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,290)		7,405

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.12% (g)	67,183,426	67,197
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	20,922,936	20,925
TOTAL MONEY MARKET FUNDS
(Cost $88,122)		88,122
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,210,629)		4,222,790
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(27,763)
NET ASSETS - 100%		$4,195,027

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,427,000 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,926,000 or 0.5% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Investments LLC	5/21/20	$21
Illuminated Holdings, Inc. Series C2	7/7/20	$1,907
Illuminated Holdings, Inc. Series C3	7/7/20	$2,861
Nuvation Bio, Inc. Series A	6/17/19	$734
Vor Biopharma, Inc.	6/30/20	$1,788

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$72
Fidelity Securities Lending Cash Central Fund	579
Total	$651

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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